Selected Quarterly Financial Data - Unaudited (Tables)	12 Months Ended
Dec. 31, 2019
Selected Quarterly Financial Information [Abstract]
Schedule Of Quarterly Financial Information [Table Text Block]	SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

	2019 Quarters				2018 Quarters
(dollars in millions, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Net Sales	$10,953	$11,329	$11,373	$11,694	$7,836	$8,333	$8,412	$10,121
Gross margin	2,534	2,775	2,864	2,578	1,791	1,819	1,586	2,041

Income (loss) from continuing operations	712	1,183	958	657	598	541	318	(240)
Income from discontinued operations	634	717	190	486	699	1,507	920	926
Net income attributable to common shareowners	1,346	1,900	1,148	1,143	1,297	2,048	1,238	686
Earnings per share of Common Stock - Basic:
Income (loss) from continuing operations	0.84	1.38	1.12	$0.77	$0.76	$0.68	$0.40	$(0.29)
Income from discontinued operations	0.74	0.84	0.22	$0.56	$0.88	$1.91	$1.16	$1.12
Net income attributable to common shareholders	$1.58	$2.22	$1.34	$1.33	$1.64	$2.59	$1.56	$0.83
Earnings per share of Common Stock - Diluted:
Income (loss) from continuing operations	$0.83	$1.37	$1.11	$0.76	$0.75	$0.68	$0.39	$(0.29)
Income from discontinued operations	$0.73	$0.83	$0.22	$0.56	$0.87	$1.88	$1.15	$1.12
Net income attributable to common shareholders	$1.56	$2.20	$1.33	$1.32	$1.62	$2.56	$1.54	$0.83